LONG-TERM BANK LOAN (Long-Term Bank Loan)	12 Months Ended
Dec. 31, 2012
Long-Term Bank Loan
Long-term bank loan
LONG-TERM BANK LOAN

14.                   LONG-TERM BANK LOAN

Long-term bank loan as of December 31, 2012 consisted of the following:

December 31, 2012
Loan from China Construction Bank, Tianjin branch, at 7.25% per annum	4,773

Total long-term bank loan	4,773

As of December 31 2012, the contractual maturities of these loans are as follows:

Year	Amount

2013	—
2014	—
2015	1,432
2016	1,671
2017 and thereafter	1,670
Total long-term bank loan	4,773

As of December 31, 2012, the Group’s long term bank loan is denominated in RMB and is mainly secured by the Group’s facility under construction and the underlying land use rights with net book value of $19,316.

Vimicro Tianjin obtained a credit facility of up to RMB186 million ($29,600) from China Construction Bank Tianjin Branch for the construction of a project for the research, development and production of digital high-definition security and surveillance products and solutions on March 28, 2012. The loan may be drawn down in installments no later than March 2017, based on the actual cash needs and the progression of the projects. The loan will bear an interest rate at 105% of the benchmark interest rate as published by the People’s Bank of China from time to time, adjusted on an annual basis. The interest rate on long-term bank loan as of December 31, 2012 was 7.25%. Interest expenses was $256, including $55 capitalized interest expenses recorded as construction in progress for the year ended December 31, 2012. The bank loan contains covenants relating to maintenance of certain levels of financial ratios, such as leverage ratio, current ratio, contingent liabilities ratio and balance of contingent liability. The Group was in compliance with the covenants as of December 31, 2012.

The Group has drawn down RMB30 million ($4,773) and RMB80 million ($12,728) under the facility as of December 31,2012 and March 31, 2013, respectively. The use of the loan is subject to the pre-approval from the bank before each payment made by the Company. The Group needs to repay 30% in 2015 and 35% in 2016 of the principal amounts that have been drawn down under the facility and repay the remaining principal amounts with all accrued interest in 2017.